Goodwill - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 1,915,017	₩ 1,932,452	₩ 1,908,590
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₩ 50,710	17,269
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.60%
Annual growth rate	0.40%
Goodwill	₩ 1,306,236	1,306,236
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	5.10%
Annual growth rate	1.00%
Goodwill	₩ 358,443	₩ 358,443